Document and Entity Information	Jun. 22, 2022
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 22, 2022
Entity Registrant Name	OTIS WORLDWIDE CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39221
Entity Tax Identification Number	83-3789412
Entity Address, Address Line One	One Carrier Place
Entity Address, City or Town	Farmington
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06032
City Area Code	860
Local Phone Number	674-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001781335
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	OTIS
Security Exchange Name	NYSE
0.000% Notes due 2023 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	0.000% Notes due 2023
Trading Symbol	OTIS/23
Security Exchange Name	NYSE
0.318% Notes due 2026 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	0.318% Notes due 2026
Trading Symbol	OTIS/26
Security Exchange Name	NYSE
0.934% Notes due 2031 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	0.934% Notes due 2031
Trading Symbol	OTIS/31
Security Exchange Name	NYSE